Schedule of other non-operating (income)/expense net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Income and Expenses [Abstract]
R&D tax credits	$ (496,306)	$ (488,940)
Loss from changes in fair value of convertible shareholder loans (Note 8)		232,041
Loss on extinguishment of Senior Convertible Notes (Note 8)	2,361,303
Gain on change in fair value of derivative liabilities (Note 8)	(739,987)
Other non-operating expense / (income), net	$ 1,125,010	$ (256,899)